FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deposits from financial obligations [abstract]
Amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months	$ 11,586,737	$ 10,952,395
Simultaneous and repo operations	9,158,585	4,179,334
Guaranteed with Investments	$ 16,874,942	$ 11,091,726